Income and Social Contribution Taxes (Details) - Schedule of Expected Realization of Deferred Tax Assets R$ in Thousands	Jun. 30, 2023 BRL (R$)
Income and Social Contribution Taxes (Details) - Schedule of Expected Realization of Deferred Tax Assets [Line Items]
Total	R$ 118,222
2024 [Member]
Income and Social Contribution Taxes (Details) - Schedule of Expected Realization of Deferred Tax Assets [Line Items]
Total	50,255
2025 [Member]
Income and Social Contribution Taxes (Details) - Schedule of Expected Realization of Deferred Tax Assets [Line Items]
Total	21,866
2026 [Member]
Income and Social Contribution Taxes (Details) - Schedule of Expected Realization of Deferred Tax Assets [Line Items]
Total	20,869
2027 [Member]
Income and Social Contribution Taxes (Details) - Schedule of Expected Realization of Deferred Tax Assets [Line Items]
Total	7,492
2028 to 2033 [Member]
Income and Social Contribution Taxes (Details) - Schedule of Expected Realization of Deferred Tax Assets [Line Items]
Total	R$ 17,740